Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Salaries	S/ 567,938	S/ 526,909	S/ 565,057
Vacations, health insurance and others	74,924	72,405	47,412
Social Security And Pensions	60,802	55,408	53,840
Workers' profit sharing	59,441	52,829	90,658
Severance indemnities	44,277	41,695	41,807
Total	S/ 807,382	S/ 749,246	S/ 798,774